Other Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Current [Abstract]
Taxes payable	$ 32,955	$ 10,958
Salaries payable	14,444	25,196
Seller financing Viajes Falabella	5,624	5,477
Other	3,086	5,091
Other current liabilities	$ 56,109	$ 46,722